Interest Rate Swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Rate Swaps
Current portion of derivative assets		$ 4,927
Interest Rate Swap
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Interest Rate Swap | Designated as hedging instrument
Interest Rate Swaps
Current portion of derivative assets		1,468
Interest Rate Swap | Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative liabilities		$ 3,459